Financial risk management - Summary of Provision Matrix (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Gross carrying amount	€ (281,783)	€ (148,879)
Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	(37,417)	(47,228)
Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	1,121	0
Accumulated amortization and impairment | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	1,121	0	€ 0
Accumulated amortization and impairment | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
Current
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
Current | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	€ (25,625)	€ (32,931)
Current | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
Current | Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
1 – 30 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
1 – 30 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	€ (4,791)	€ (7,459)
1 – 30 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
1 – 30 days past due | Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
31 –60 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
31 –60 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	€ (983)	€ (897)
31 –60 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
31 –60 days past due | Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
61 –90 days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	0.00%	0.00%
61 –90 days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	€ (326)	€ 5,280
61 –90 days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
61 –90 days past due | Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	€ 0	€ 0
91+ days past due
Disclosure of provision matrix [line items]
Expected credit loss rate	4.47%	0.00%
91+ days past due | Cost | Trade receivables
Disclosure of provision matrix [line items]
Gross carrying amount	€ (5,692)	€ (11,221)
91+ days past due | Cost | Contract assets
Disclosure of provision matrix [line items]
Gross carrying amount	0	0
91+ days past due | Accumulated amortization and impairment
Disclosure of provision matrix [line items]
Gross carrying amount	€ 1,121	€ 0